CONTRACTUAL COMMITMENTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Contractual commitments	$ 3,801	$ 2,466
Asset management fee as percent per quarter	0.3125%
Asset management fee, percent	1.25%
Less than 1 year
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	15.00%
1 to 5 years
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	29.00%
Thereafter
Disclosure of contingent liabilities [line items]
Contractual capital commitments, maturity, percent	56.00%